Share-Based Compensation - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 333	$ 452
Research and development expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	104	57
Marketing, general and administrative expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 229	$ 395